Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenues and cost of revenue by segment
	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Revenue:
Workspace membership	557,994	422,984	376,642
Marketing and branding services	534,826	317,461	463,475
Other services	74,538	136,692	217,391
Total revenue	1,167,358	877,137	1,057,508
Cost of revenue (excluding impairment loss)
Workspace membership	(814,002)	(557,102)	(508,121)
Marketing and branding services	(485,473)	(297,893)	(444,717)
Other services	(69,917)	(113,074)	(181,222)
Total cost of revenue (excluding impairment loss)	(1,369,392)	(968,069)	(1,134,060)